UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                   -----------------

Check here if Amendment [  ]    Amendment Number:  -----------------
This Amendment:         [  ]    is a restatement.
                        [  ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nexus Investment Management Inc.
Address:  120 Adelaide Street West, Suite 1010
          Toronto, Ontario
          Canada M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place and Date of Signing:

 /s/ R. Denys Calvin         Toronto, Ontario        April 7, 2010
 ----------------------      ----------------        -------------
       Signature                City, State              Date

Report Type

[X]     13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil
                                           -----------
Form 13F Information Table Entry Total:        45
                                           -----------
Form 13F Information Table Value Total:      293,417
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE
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                                 Title of                  Value      Shares or     SH/  PUT/  Investment  Other   Voting Authority
Name of Issuer                   Class         Cusip     (x$1,000) Principal Amount PRN  CALL  Discretion Managers Sole Shared  None
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BANK OF AMERICA CORPORATION       COM          060505104       746        41,800    SH             SOLE              X
BANK MONTREAL QUE                 COM          063671101       294         4,850    SH             SOLE              X
BANK NOVA SCOTIA HALIFAX          COM          064149107    19,102       381,288    SH             SOLE              X
BCE INC                           COM NEW      05534B760       735        25,007    SH             SOLE              X
BROOKFIELD ASSET MGMT INC         CL A LTD
                                   VT SH       112585104       577        22,671    SH             SOLE              X
BROOKFIELD INFRAST PARTNERS
 LP INT                           UNIT         G16252101     8,396       477,320    SH             SOLE              X
CAE INC                           COM          124765108     7,112       728,100    SH             SOLE              X
CANADIAN NATL RY CO               COM          136375102       227         3,740    SH             SOLE              X
CANADIAN NAT RES LTD              COM          136385101       377         5,100    SH             SOLE              X
CENOVUS ENERGY INC                COM          15135U109     4,448       170,283    SH             SOLE              X
CISCO SYS INC                     COM          17275R102     7,920       304,275    SH             SOLE              X
COVIDIEN PLC                      SHS          G2554F105     7,967       158,455    SH             SOLE              X
CVS CAREMARK CORPORATION          COM          126650100     7,974       218,100    SH             SOLE              X
DANAHER CORP DEL                  COM          235851102     1,183        14,800    SH             SOLE              X
DAVITA INC                        COM          23918K108     7,140       112,625    SH             SOLE              X
ENBRIDGE INC                      COM          29250N105    16,674       349,598    SH             SOLE              X
ENCANA CORP                       COM          292505104     5,349       171,913    SH             SOLE              X
FORD MTR CO DEL                   COM PAR
                                   $0.01       345370860       629        50,000    SH             SOLE              X
GILEAD SCIENCES INC               COM          375558103       232         5,100    SH             SOLE              X
HEWLETT PACKARD CO                COM          428236103     6,300       118,525    SH             SOLE              X
IESI BFC LTD                      COM          44951D108    10,726       620,325    SH             SOLE              X
JPMORGAN CHASE & CO               COM          46625H100       430         9,600    SH             SOLE              X
LINCARE HLDGS INC                 COM          532791100     7,433       165,625    SH             SOLE              X
MANULIFE FINL CORP                COM          56501R106     8,702       441,026    SH             SOLE              X
NASH FINCH CO                     COM          631158102       538        16,000    SH             SOLE              X
NEXEN INC                         COM          65334H102     1,015        41,000    SH             SOLE              X
PFIZER INC                        COM          717081103     6,707       391,050    SH             SOLE              X
PIONEER NAT RES CO                COM          723787107       310         5,500    SH             SOLE              X
PRICE T ROWE GROUP INC            COM          74144T108     1,440        26,200    SH             SOLE              X
RESEARCH IN MOTION LTD            COM          760975102     8,703       117,460    SH             SOLE              X
ROGERS COMMUNICATIONS INC         CL B         775109200    12,928       378,486    SH             SOLE              X
ROYAL BK CDA MONTREAL QUE         COM          780087102    22,058       376,878    SH             SOLE              X
SUN LIFE FINL INC                 COM          866796105       380        11,819    SH             SOLE              X
SUNCOR ENERGY INC NEW             COM          867224107    13,811       424,668    SH             SOLE              X
TALISMAN ENERGY INC               COM          87425E103     9,543       557,945    SH             SOLE              X
TECK RESOURCES LTD                CL B         878742204     1,547        35,500    SH             SOLE              X
TELUS CORP NON-VTG                SHS          87971M202    10,831       302,701    SH             SOLE              X
SMUCKER J M CO                    COM NEW      832696405     7,502       124,500    SH             SOLE              X
THOMSON REUTERS CORP              COM          884903105     8,255       226,826    SH             SOLE              X
TIM HORTONS INC                   COM          88706M103     6,839       209,850    SH             SOLE              X
TORONTO DOMINION BK ONT           COM NEW      891160509    26,121       350,443    SH             SOLE              X
TRANSCANADA CORP                  COM          89353D107    11,590       316,260    SH             SOLE              X
WALTER ENERGY INC                 COM          93317Q105     7,696        83,405    SH             SOLE              X
WELLS FARGO & CO NEW              COM          949746101       837        26,900    SH             SOLE              X
WESTERN DIGITAL CORP              COM          958102105     4,093       104,975    SH             SOLE              X
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